INCOME TAXES (Schedule of Tax Effect Computed by Applying Federal and Provincial/State Statutory Rates) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Net loss before income taxes	$ (3,674,304)	$ (8,147,268)	$ (9,131,285)
Statutory income tax rate	27.00%	27.00%	32.00%
Income tax recovery	$ (992,062)	$ (2,199,762)	$ (2,922,011)
Differences between Canadian and foreign tax rates	(95,362)	(113,858)	0
Permanent differences and others	(76,522)	(706,889)	(303,048)
Impact of foreign exchange	142,767	509,162	0
Under provided in prior years	363,357	0	0
Effect of change in income tax rates	164,204	0	(37,000)
Temporary differences	316,758	466,969	57,000
Change in unrecognized losses	363,420	2,102,952	2,892,011
Net deferred tax (recovery)	186,560	58,574	(313,048)
Current income tax expense	186,560	380,863	0
Deferred income tax recovery	0	(322,289)	(313,048)
Total income tax expense (recovery)	$ 186,560	$ 58,574	$ (313,048)